Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Equity [Abstract]
Summary of Components of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) are as follows (in thousands):

	Nine Months Ended July 30, 2016
	Increase (Decrease) in Fair Value of Derivatives	Other	Accumulated Other Comprehensive Loss
Balance at October 31, 2015	$58	$(84)	$(26)
Changes	(261)	184	(77)

Balance at July 30, 2016	$(203)	$100	$(103)

	Nine Months Ended July 29, 2017
	Decrease in Fair Value of Derivatives	Translation Adjustment	Other	Accumulated Other Comprehensive Income (loss)
Balance at October 29, 2016	$(20)	$2	$57	$39
Changes	(448)	142	170	(136)

Balance at July 29, 2017	$(468)	$144	$227	$(97)

The components of accumulated other comprehensive income (loss) are as follows:

	Fiscal Year Ended October 31, 2014
	Increase / (Decrease) in Fair Value of Derivatives	Other	Accumulated Other Comprehensive Income/(Loss)
Balance at October 31, 2013	$(41)	$55	$14
Changes	56	24	80

Balance at October 31, 2014	$15	$79	$94

	Fiscal Year Ended October 31, 2015
	Increase / (Decrease) in Fair Value of Derivatives	Other	Accumulated Other Comprehensive Income/(Loss)
Balance at October 31, 2014	$15	$79	$94
Changes	43	(163)	(120)

Balance at October 31, 2015	$58	$(84)	$(26)

	Fiscal Year Ended October 29, 2016
	Increase / (Decrease) in Fair Value of Derivatives	Other	Accumulated Other Comprehensive Income/(Loss)
Balance at October 31, 2015	$58	$(84)	$(26)
Changes	(78)	143	65

Balance at October 29, 2016	$(20)	$59	$39